General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
General [Abstract]
Net loss	$ (3,185)	$ (1,965)
Accumulated deficit	(38,209)		$ (35,024)
Working capital	$ 13,489